Condensed Consolidated Balance Sheets (Parenthetical) - $ / shares	Jun. 30, 2026	Dec. 31, 2025
Common stock, shares issued		1,000
Common stock, shares outstanding		1,000
Preferred stock, par value per share	$ 0.001	$ 0.001
Preferred stock, shares authorized	25,000,000	0
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Common Class A [Member]
Common stock, par value	$ 0.001	$ 0.001
Common stock, shares authorized	500,000,000	0
Common stock, shares issued	69,658,978	0
Common stock, shares outstanding	69,658,978	0
Common Class B [Member]
Common stock, par value	$ 0.001	$ 0.001
Common stock, shares authorized	60,000,000	0
Common stock, shares issued	7,600,000	0
Common stock, shares outstanding	7,600,000	0